UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
               (Address of principal executive offices)                             (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
	Shares	Value (Note 1)

COMMON STOCKS - 98.48%

Consumer Discretionary - 5.12%
Starbucks Corp.	31,500	$765,450
		765,450
Consumer Staples - 6.57%
Sysco Corp.	34,400	982,808
		982,808
Energy - 7.09%
Exxon Mobil Corp.	10,000	570,700
* Transocean Ltd.	10,600	491,098
		1,061,798
Financials - 9.96%
JPMorgan Chase & Co.	21,000	768,810
The Goldman Sachs Group, Inc.	5,500	721,985
		1,490,795
Health Care - 8.55%
Aetna, Inc.	23,400	617,292
Pfizer, Inc.	46,400	661,664
		1,278,956
Industrials - 21.59%
General Electric Co.	57,900	834,918
Goodrich Corp.	12,300	814,875
Ingersoll-Rand PLC	23,300	803,617
The Boeing Co.	12,400	778,100
		3,231,510
Information Technology - 19.85%
Corning, Inc.	47,000	759,050
Hewlett-Packard Co.	17,600	761,728
Microsoft Corp.	30,700	706,407
The Western Union Co.	49,900	744,009
		2,971,194
Materials - 5.15%
EI du Pont de Nemours & Co.	22,300	771,357
		771,357
Telecommunications - 8.66%
AT&T, Inc.	33,400	807,946
Verizon Communications, Inc.	17,400	487,548
		1,295,494
Utilities - 5.94%
American Electric Power Co., Inc.	27,500	888,250
		888,250

Total Common Stocks (Cost $17,535,715)		14,737,612

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares	Value (Note 1)

INVESTMENT COMPANY - 1.43%
§	HighMark 100% US Treasury Money Market Fund, 0.01%		$214,732

Total Investment Company (Cost $214,732)			214,732

Total Value of Investments (Cost $17,750,447 (a)) - 99.91%			$14,952,344

Other Assets Less Liabilities - 0.09%			13,533

Net Assets - 100%			$14,965,877

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

(a)		Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,036,756
Aggregate gross unrealized depreciation			(3,834,859)

Net unrealized depreciation			$(2,798,103)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.12%	$ 765,450
Consumer Staples	6.57%	982,808
Energy	7.09%	1,061,798
Financials	9.96%	1,490,795
Health Care	8.55%	1,278,956
Industrials	21.59%	3,231,510
Information Technology	19.85%	2,971,194
Materials	5.15%	771,357
Telecommunications	8.66%	1,295,494
Utilities	5.94%	888,250
Other	1.43%	214,732
Total	99.91%	$ 14,952,344

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 14,737,612	$ 14,737,612	$ -	$ -
Investment Company	214,732	-	214,732	-
Total	$ 14,952,344	$ 14,737,612	$ 214,732	$ -

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
	Shares	Value (Note 1)

COMMON STOCKS - 97.18%

Consumer Discretionary - 10.95%
Best Buy Co., Inc.	6,100	$206,546
Harley-Davidson, Inc.	8,600	191,178
Starbucks Corp.	9,700	235,710
The Walt Disney Co.	9,100	286,650
Time Warner, Inc.	9,600	277,536
		1,197,620
Consumer Staples - 11.41%
Campbell Soup Co.	7,100	254,393
Clorox Co.	4,200	261,072
HJ Heinz Co.	5,600	242,032
Sysco Corp.	10,100	288,557
Wal-Mart Stores, Inc.	4,200	201,894
		1,247,948
Energy - 3.88%
Exxon Mobil Corp.	4,100	233,987
* Transocean Ltd.	4,100	189,953
		423,940
Financials - 10.44%
American Express Co.	6,200	246,140
Bank of America Corp.	16,100	231,357
JPMorgan Chase & Co.	6,700	245,287
The Allstate Corp.	8,200	235,586
The Goldman Sachs Group, Inc.	1,400	183,778
		1,142,148
Health Care - 11.61%
Aetna, Inc.	9,200	242,696
* Amgen, Inc.	4,500	236,700
Johnson & Johnson	4,400	259,864
Merck & Co., Inc.	8,500	297,245
Pfizer, Inc.	16,400	233,864
		1,270,369
Industrials - 15.83%
3M Co.	3,100	244,869
General Electric Co.	17,900	258,118
Goodrich Corp.	3,400	225,250
Honeywell International, Inc.	6,100	238,083
Ingersoll-Rand PLC	7,000	241,430
Raytheon Co.	5,000	241,950
The Boeing Co.	4,500	282,375
		1,732,075

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
	Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Information Technology - 21.86%
* Cisco Systems, Inc.	9,700	$206,707
Corning, Inc.	13,500	218,025
* Google, Inc.	500	222,475
Hewlett-Packard Co.	5,500	238,040
Intel Corp.	11,500	223,675
International Business Machines Corp.	1,800	222,264
Microsoft Corp.	8,400	193,284
Oracle Corp.	10,200	218,892
Texas Instruments, Inc.	9,800	228,144
The Western Union Co.	14,800	220,668
* Yahoo!, Inc.	14,400	199,296
		2,391,470
Materials - 4.80%
EI du Pont de Nemours & Co.	8,200	283,638
Nucor Corp.	6,300	241,164
		524,802
Telecommunications - 4.10%
AT&T, Inc.	8,700	210,453
Verizon Communications, Inc.	8,500	238,170
		448,623
Utilities - 2.30%
American Electric Power Co., Inc.	7,800	251,940
		251,940

Total Common Stocks (Cost $10,195,376)		10,630,935

INVESTMENT COMPANY - 2.56%
§ HighMark 100% US Treasury Money Market Fund, 0.01%	280,508	280,508

Total Investment Company (Cost $280,508)		280,508

Total Value of Investments (Cost $10,475,884 (a)) - 99.74%		$10,911,443

Other Assets Less Liabilities - 0.26%		28,332

Net Assets - 100%		$10,939,775

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares	Value (Note 1)

(a)		Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,226,896
Aggregate gross unrealized depreciation			(791,337)

Net unrealized appreciation			$435,559

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	10.95%	$ 1,197,620
Consumer Staples	11.41%	1,247,948
Energy	3.88%	423,940
Financials	10.44%	1,142,148
Health Care	11.61%	1,270,369
Industrials	15.83%	1,732,075
Information Technology	21.86%	2,391,470
Materials	4.80%	524,802
Telecommunications	4.10%	448,623
Utilities	2.30%	251,940
Other	2.56%	280,508
Total	99.74%	$ 10,911,443

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010

Note 1 - Investment Valuation (continued)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 10,630,935	$ 10,630,935	$ -	$ -
Investment Company	280,508	-	280,508	-
Total	$ 10,911,443	$ 10,630,935	$ 280,508	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President, and Principal Executive Officer

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

Date: August 23, 2010

By: (Signature and Title)	/s/ John D. Marriott, Jr.
John D. Marriott, Jr., Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust

Date: August 23, 2010